COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2023
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments
Commitments – The Company’s unconditional purchase commitments are as follows:

(in millions)	March 31, 2023	December 31, 2022
Contracts for capital expenditures	$2,195	$2,774
Contracts for operating expenditures	3,325	3,587
	$5,520	$6,361
Due within the next 12 months	$1,943	$2,732